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                                                         Michele H. Abate, Esq.
                                                             Vice President and
                                                      Associate General Counsel

New England Life Insurance Company
One Financial Center
Boston, MA 02111

                                          September 8, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

    Re:   New England Variable Annuity Separate Account
          File No. 811-08828

Commissioners:

The Semi-Annual Reports dated June 30, 2017 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of New England Variable Annuity Separate Account of New England Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain series of American Funds Insurance Series(R) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 002-86838.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust I (formerly Met Investors Series Trust) are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II (formerly Metropolitan Series Fund) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate, Esq.
Vice President and Associate General Counsel
New England Life Insurance Company